Capital Management - Schedule of Adjusted Net Debt, Adjusted Shareholders' Equity and Adjusted Capital (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [abstract]
Short-term debt		$ 629	$ 730
Current portion of long-term debt		1,003
Long-term debt		7,591	3,711
Total debt		9,223	4,441
Cash and cash equivalents		(2,314)	(116)	$ (32)
Net debt		6,909	4,325
Unamortized fair value adjustments		(444)
Adjusted net debt		6,465	4,325
Total shareholders' equity	[1]	24,425	8,303	$ 8,199
Accumulated other comprehensive (income) loss		291	(25)
Adjusted shareholders' equity		24,716	8,278
Adjusted capital		$ 31,181	$ 12,603

[1]	All equity transactions were attributable to common shareholders.